PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks
Agricultural Products — 1.0%
Darling Ingredients, Inc.*	56,375	$4,053,363
Air Freight & Logistics — 1.2%
GXO Logistics, Inc.*	62,915	4,935,053
Aluminum — 0.9%
Norsk Hydro ASA (Norway)	483,935	3,632,589
Auto Parts & Equipment — 1.0%
Aptiv PLC*	27,185	4,049,749
Automobile Manufacturers — 1.0%
Ford Motor Co.*	293,035	4,149,376
Building Products — 1.1%
Johnson Controls International PLC	64,080	4,362,566
Construction & Engineering — 1.2%
Quanta Services, Inc.	43,620	4,964,828
Copper — 2.2%
Freeport-McMoRan, Inc.	277,570	9,029,352
Diversified Chemicals — 0.9%
Chemours Co. (The)	130,940	3,805,116
Diversified Metals & Mining — 4.9%
BHP Group Ltd. (Australia)	139,128	3,770,745
BHP Group PLC (Australia)	66,200	1,671,807
Glencore PLC (Australia)*	1,026,420	4,839,526
MP Materials Corp.*(a)	131,455	4,236,795
Rio Tinto PLC (Australia)	85,691	5,642,525
		20,161,398
Electric Utilities — 1.1%
NextEra Energy, Inc.	55,905	4,389,661
Electrical Components & Equipment — 5.3%
Eaton Corp. PLC	29,605	4,420,323
EnerSys	15,930	1,185,829
Generac Holdings, Inc.*	21,600	8,827,272
Plug Power, Inc.*(a)	148,380	3,789,625
Sunrun, Inc.*	84,915	3,736,260
		21,959,309
Electronic Components — 0.9%
Samsung SDI Co. Ltd. (South Korea)	6,335	3,808,996
Electronic Equipment & Instruments — 0.4%
Itron, Inc.*	19,390	1,466,466
Fertilizers & Agricultural Chemicals — 0.8%
Sociedad Quimica y Minera de Chile SA (Chile), ADR	59,905	3,218,097
Gold — 1.1%
Newmont Corp.	50,180	2,724,774
Wheaton Precious Metals Corp. (Brazil)	50,018	1,882,882
		4,607,656
Industrial Gases — 5.6%
Air Liquide SA (France)	30,107	4,828,271
Air Products & Chemicals, Inc.	27,040	6,925,214
	Shares	Value
Common Stocks (continued)
Industrial Gases (cont’d.)
Linde PLC (United Kingdom)	38,795	$11,381,677
		23,135,162
Industrial Machinery — 1.4%
Chart Industries, Inc.*	29,355	5,610,034
Integrated Oil & Gas — 21.1%
BP PLC (United Kingdom), ADR	411,350	11,242,196
Chevron Corp.	197,865	20,073,404
Equinor ASA (Norway)	438,000	11,123,056
Exxon Mobil Corp.	319,550	18,795,929
Royal Dutch Shell PLC (Netherlands)(Class B Stock)	821,795	17,998,061
TotalEnergies SE (France), ADR	163,110	7,817,862
		87,050,508
Oil & Gas Equipment & Services — 5.4%
Baker Hughes Co.	430,180	10,638,352
Schlumberger NV	395,230	11,714,617
		22,352,969
Oil & Gas Exploration & Production — 17.0%
Cimarex Energy Co.	9,390	818,808
ConocoPhillips	328,011	22,229,305
Devon Energy Corp.	256,360	9,103,344
Diamondback Energy, Inc.	102,145	9,670,067
EOG Resources, Inc.	67,875	5,448,326
Hess Corp.	106,170	8,292,939
Marathon Oil Corp.	295,305	4,036,819
Pioneer Natural Resources Co.	62,233	10,362,417
		69,962,025
Oil & Gas Refining & Marketing — 6.4%
Marathon Petroleum Corp.	179,305	11,082,842
Valero Energy Corp.	219,057	15,458,853
		26,541,695
Oil & Gas Storage & Transportation — 7.8%
Cheniere Energy, Inc.*	62,480	6,102,422
Kinder Morgan, Inc.	451,660	7,556,272
ONEOK, Inc.	97,685	5,664,753
TC Energy Corp. (Canada)	87,966	4,233,702
Williams Cos., Inc. (The)	327,040	8,483,417
		32,040,566
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	24,353
Renewable Electricity — 0.9%
Sunnova Energy International, Inc.*(a)	116,570	3,839,816
Semiconductor Equipment — 1.8%
Enphase Energy, Inc.*	23,925	3,588,032
SolarEdge Technologies, Inc.*	14,485	3,841,712
		7,429,744
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PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors — 2.6%
Analog Devices, Inc.	26,350	$4,413,098
NXP Semiconductors NV (China)	9,345	1,830,405
ON Semiconductor Corp.*	98,700	4,517,499
		10,761,002
Specialty Chemicals — 4.6%
Albemarle Corp.	37,230	8,152,253
Livent Corp.*(a)	120,950	2,795,154
Shin-Etsu Chemical Co. Ltd. (Japan)	27,800	4,675,167
SK IE Technology Co. Ltd. (South Korea), 144A*	18,450	3,493,532
		19,116,106

Total Long-Term Investments (cost $305,180,223)		410,457,555
Short-Term Investment — 3.6%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $14,790,682; includes $14,789,930 of cash collateral for securities on loan)(b)(we)	14,819,494	14,810,602

Total Short-Term Investment (cost $14,790,682)		14,810,602

TOTAL INVESTMENTS—103.2% (cost $319,970,905)		425,268,157

Liabilities in excess of other assets — (3.2)%		(13,283,483)

Net Assets — 100.0%		$411,984,674

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $24,353 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,712,131; cash collateral of $14,789,930 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $24,353 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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